Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income	$ 1,510,125	$ 2,856,883	$ 3,681,499	$ 7,474,229	$ 6,748,069
Denominator:
Accretion of temporary equity to redemption value					(21,520,679)
Dividend income from Trust Account		(3,270,011)	(4,329,480)		(7,721,518)
Net loss including accretion of temporary equity to redemption value					(22,494,128)
Redeemable shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income	$ 1,893,670	$ 2,939,509	$ 10,291,429	$ 8,012,808	$ 12,580,167
Denominator:
Basic weighted average shares outstanding (in Shares)	25,000,000	25,000,000	14,783,654	25,000,000	17,916,667
Diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	14,783,654	25,000,000	17,916,667
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.08	$ 0.12	$ 0.7	$ 0.32	$ 0.7
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.08	$ 0.12	$ 0.7	$ 0.32	$ 0.7
Accretion of temporary equity to redemption value					$ 21,520,679
Net loss including accretion of temporary equity to redemption value	$ (1,534,181)	$ (330,502)	$ (15,558,730)	$ (2,154,320)	7,721,518
Numerator:
Allocation of net loss					(16,662,030)
Non-redeemable shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net income	$ (383,545)	$ (82,626)	$ (6,609,930)	$ (538,580)	$ (5,832,098)
Denominator:
Basic weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,280,649	6,250,000	6,271,250
Diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,280,649	6,250,000	6,271,250
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (1.05)	$ (0.09)	$ (0.93)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (1.05)	$ (0.09)	$ (0.93)
Accretion of temporary equity to redemption value
Net loss including accretion of temporary equity to redemption value	$ (383,545)	$ (82,626)	$ (6,609,930)	$ (538,580)
Numerator:
Allocation of net loss					$ (5,832,098)